Acquisitions (10-K) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		48 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2013 Wowio, LLC [Member]	Jun. 30, 2012 Wowio, LLC [Member]	Jun. 30, 2013 Wowio, LLC [Member]	Jun. 30, 2012 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2011 Wowio, LLC [Member]	Jun. 30, 2009 Wowio, LLC [Member]	May 05, 2010 Drunk Duck [Member]	Jun. 30, 2013 Drunk Duck [Member]	Jun. 30, 2012 Drunk Duck [Member]	Jun. 30, 2013 Drunk Duck [Member]	Jun. 30, 2012 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Dec. 31, 2011 Drunk Duck [Member]	Oct. 31, 2010 Drunk Duck [Member]	May 10, 2013 Spacedog Entertainment, Inc.[Member]	May 15, 2010 Spacedog Entertainment, Inc.[Member]	Jun. 30, 2013 Spacedog Entertainment, Inc.[Member]	Jun. 30, 2012 Spacedog Entertainment, Inc.[Member]	Jun. 30, 2013 Spacedog Entertainment, Inc.[Member]	Jun. 30, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2011 Spacedog Entertainment, Inc.[Member]
Purchase consideration in business acquisition															$ 3,150,000	$ 1,000,000									$ 1,650,000
Assumed liabilities													841,000		1,636,000
Due to Brian Altounian													112,535	211,000	794,518
Amount payable on business acquisition															1,514,000								150,000		1,000,000
Percentage of royalty payable on business acquisition													10.00%		20.00%										100.00%
Fair value of liabilities									1,170,000		1,170,000		1,304,000	1,181,000	1,514,000	500,000	355,000		355,000		425,000	425,000			1,000,000	447,000		447,000		425,000	770,000
Expected repayment amount															1,017,000	362,000									724,000
Change in fair value of contingent consideration related to acquisition		237,416	(61,413)	182,274	(121,621)	(204,485)	(40,000)	(295,211)	167,000	(31,000)	134,000	(60,000)	123,000	0			81,000	(11,000)	70,000	(22,000)	0	40,000				11,000	20,000	22,000	40,000	0	81,000
Payments to acquire businesses																350,000									1,000,000
Amount payable in quarterly instalments																	500,000		500,000		500,000
Minimum percentage of net revenue derived from purchased assets																	10.00%		10.00%		10.00%
Percentage of ownership position in the assets																10.00%	6.50%		6.50%		6.50%	10.00%
Cash																					350,000				107,000					107,000
Shares of common stock in business acquisition																									15,430,000
Common stock value in business acquisition																									1,543,000					1,543,000
Impairment charges on content library																															$ 1,720,000
Treasury stock shares acquired																								2,550,000						2,550,000	2,550,000
Contingent liabilities description

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459.

Stockholder receivable shares						2,550,000																				2,550,000		2,550,000